Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 310,534	$ 184,746
Contractors	80,884	63,328
Salaries and employee benefits	122,782	74,010
Electricity	19,476	18,652
Equipment rental	4,733	6,987
Other	30,347	21,767
Silver credits	(5,092)	(7,850)
Change in inventories	(13,001)	(26,140)
Capitalized to mining interests	(74,961)	(33,106)
Total Production Expense	475,702	302,394
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 30,000	$ 22,000